SHARE CAPITAL, SHARE PREMIUM AND OTHER RESERVES - Other Reserves (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Beginning Balance	£ (11,537)
Other comprehensive income/(expenses)	(392)	£ 939
Ending Balance	(11,546)
Other reserves
Disclosure of classes of share capital [line items]
Beginning Balance	(11,537)	(11,632)
Other comprehensive income/(expenses)	(9)	143
Transaction with equity shareholder		(64)
Ending Balance	(11,546)	(11,553)
Cash flow hedge reserve
Disclosure of classes of share capital [line items]
Beginning Balance	150	8
Other comprehensive income/(expenses)	(9)	143
Ending Balance	141	151
Merger reserve
Disclosure of classes of share capital [line items]
Beginning Balance	(11,687)	(11,640)
Transaction with equity shareholder		(64)
Ending Balance	£ (11,687)	£ (11,704)